ADDITIONAL FINANCIAL INFORMATION - FINANCIAL STATEMENTS SCHEDULE I - STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Operating activities:
Net loss	¥ (22,515)	$ (3,219)	¥ (20,776)	¥ (353,433)
Adjustments to reconcile net income to net cash provide used in operating activities:
Net cash (used in) provided by operating activities	119,142	17,036	263,016	(447,244)
Investing activities:
Proceeds from sale or maturity of short-term investments	700,645	100,191	511,217	1,074,246
Net cash provided by (used in) investing activities	(53,723)	(7,681)	37,376	151,743
Financing activities:
Proceeds from ordinary shareholders	745	107	14	223
Net cash provided by (used in) financing activities	(21,194)	(3,031)	(406,236)	205,978
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(1,253)	(179)	628	(3,720)
Net (decrease) increase in cash and cash equivalents, and restricted cash	42,972	6,145	(105,216)	(93,243)
Cash and cash equivalents, and restricted cash at the beginning of the year	518,332	74,120	623,548	716,791
Cash and cash equivalents, and restricted cash at the end of the year	561,304	80,265	518,332	623,548
Parent
Operating activities:
Net loss	(66,392)	(9,494)	(64,743)	(392,693)
Adjustments to reconcile net income to net cash provide used in operating activities:
Share of loss of subsidiaries and former VIE	61,606	8,810	67,897	378,708
Other current liabilities	(3,639)	(521)	(9,682)	5,007
Net cash (used in) provided by operating activities	(8,425)	(1,205)	(6,528)	(8,978)
Investing activities:
Proceeds from sale or maturity of short-term investments				57,434
Net cash provided by (used in) investing activities				57,434
Financing activities:
Proceeds from ordinary shareholders	745	107	14	223
Proceeds from loan from subsidiaries				167,414
Payment for loan from subsidiaries	(9,008)	(1,288)	(102,683)	(54,229)
Net cash provided by (used in) financing activities	(8,263)	(1,181)	(102,669)	113,408
Effect of exchange rate changes on cash and cash equivalents, and restricted cash	(358)	(51)	341	205
Net (decrease) increase in cash and cash equivalents, and restricted cash	(17,046)	(2,437)	(108,856)	162,069
Cash and cash equivalents, and restricted cash at the beginning of the year	58,086	8,306	166,942	4,873
Cash and cash equivalents, and restricted cash at the end of the year	¥ 41,040	$ 5,869	¥ 58,086	¥ 166,942